Share-Based Payments - Summary of Contractor ADS Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, number of options and rights	35,300,000	25,450,000	22,988,000
To contractors under additional Terms, number of options and rights	16,127,200	9,850,000	10,050,000
Exercised during the year, number of options and rights	(156,250)		(6,613,000)
Expired during the year, number of options and rights	(7,481,867)		(975,000)
Balance, number of options and rights	43,789,083	35,300,000	25,450,000
Outstanding options and rights exercisable	24,354,341	20,024,203	10,842,234
Balance, weighted average exercise price | $ / shares	$ 0.89	$ 1.04	$ 1.16
To contractors under additonal Terms, weighted average exercise price | $ / shares	0.65	0.3	0.58
Expired during the year, weighted average exercise price | $ / shares	2.71		0.61
Balance, weighted average exercise price | $ / shares	0.51	0.89	1.04
Exercisable at end of year, weighted average exercise price | $ / shares	$ 0.60	$ 1.19	$ 1.48
Contractor American Depository Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, number of options and rights	277,000
To contractors under additional Terms, number of options and rights		277,000
Expired during the year, number of options and rights	(169,284)
Balance, number of options and rights	107,716	277,000
Outstanding options and rights exercisable	107,716	39,220
Balance, weighted average exercise price | $ / shares	$ 3.14
To contractors under additonal Terms, weighted average exercise price | $ / shares		$ 3.14
Expired during the year, weighted average exercise price | $ / shares	3.14
Balance, weighted average exercise price | $ / shares	3.14	3.14
Exercisable at end of year, weighted average exercise price | $ / shares	$ 3.14	$ 3.16